Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfaintrsmlcp-20150803_SupplementTextBlock

SUPPLEMENT TO THE RETAIL PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS
For
Intrinsic Small Cap Value Fund
(the "Fund")
Effective immediately, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.56%	0.56%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	2.17%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.36%	2.11%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

In addition, the Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$706	$314	$214
3 Years	$993	$673	$673
5 Years	$1,301	$1,159	$1,159
10 Years	$2,174	$2,499	$2,499

(Wells Fargo Advantage Intrinsic Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,174
(Wells Fargo Advantage Intrinsic Small Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.17%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	rr_NetExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,499
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,499

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Manager has contractually committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.